Financial Liabilities (Non-current and Current) (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Non-current and Current Financial Liabilities

Non-current and current financial liabilities (gross financial debt) were broken down as follows:

		As of December 31,
		2017	2016
		(millions of euros)
Financial payables (medium/long-term):
Bonds		18,119	18,537
Convertible Bonds		1,862	1,832
Amounts due to banks		3,798	5,461
Other financial payables		161	306

		23,940	26,136
Finance lease liabilities (medium/long-term)		2,249	2,444
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature		1,914	1,876
Non-hedging derivatives		5	13
Other liabilities

		1,919	1,889

Total Non-current financial liabilities	(A)	28,108	30,469

Financial payables (short-term):
Bonds		2,215	2,589
Convertible Bonds		6	6
Amounts due to banks		2,183	1,072
Other financial payables		96	117

		4,500	3,784
Finance lease liabilities (short-term)		181	192
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature		71	69
Non-hedging derivatives		4	11
Other liabilities

		75	80

Total Current financial liabilities	(B)	4,756	4,056

Financial liabilities directly associated with Discontinued operations/Non-current assets held for sale	(C)	—	—

Total Financial liabilities (Gross financial debt)	(A+B+C)	32,864	34,525

Summary of Gross Financial Debt

Gross financial debt according to the original currency of the transaction is as follows:

	As of December 31, 2017		As of December 31, 2016
	(millions of foreign currency)	(millions of euros)	(millions of foreign currency)	(millions of euros)
USD	7,168	5,977	7,504	7,119
GBP	1,266	1,427	2,017	2,356
BRL	5,863	1,478	7,128	2,075
JPY	20,031	148	20,032	162
EURO		23,834		22,813

Total		32,864		34,525

Summary of Gross Financial Debt by Effective Interest Rate

The breakdown of gross financial debt by effective interest rate bracket related to the original transaction excluding the effect of any hedging instruments, is provided below:

	As of December 31,
	2017	2016
	(millions of euros)
Up to 2.5%	5,005	5,041
From 2.5% to 5%	10,571	9,368
From 5% to 7.5%	11,265	12,629
From 7.5% to 10%	2,690	3,918
Over 10%	589	673
Accruals/deferrals, MTM and derivatives	2,744	2,896

Total	32,864	34,525

Summary of Gross Financial Debt by Nominal Interest Rate

Following the use of derivative hedging instruments, on the other hand, the gross financial debt by nominal interest rate bracket is:

	As of December 31,
	2017	2016
	(millions of euros)
Up to 2.5%	13,071	9,410
From 2.5% to 5%	6,631	7,775
From 5% to 7.5%	7,366	10,586
From 7.5% to 10%	1,849	1,430
Over 10%	1,203	2,428
Accruals/deferrals, MTM and derivatives	2,744	2,896

Total	32,864	34,525

Summary of Maturities of Financial Liabilities

Details of the maturities of Financial liabilities—at nominal repayment amount:

	Maturing by December 31, of the year
	2018	2019	2020	2021	2022	After 2022	Total
	(millions of euros)
Bonds	1,739	2,424	1,267	564	3,087	12,694	21,775
Loans and other financial liabilities	1,264	1,731	603	628	714	243	5,183
Finance lease liabilities	138	114	113	113	83	1,826	2,387

Total	3,141	4,269	1,983	1,305	3,884	14,763	29,345
Current financial liabilities	982						982

Total	4,123	4,269	1,983	1,305	3,884	14,763	30,327

Summary of Components of Financial Liabilities

Bonds were broken down as follows:

	As of December 31,
	2017	2016
	(millions of euros)
Non-current portion	18,119	18,537
Current portion	2,215	2,589

Total carrying amount	20,334	21,126
Fair value adjustment and measurement at amortized cost	(559)	(709)

Total nominal repayment amount	19,775	20,417

Summary of Components of Financial Liabilities

This item was broken down as follows:

	As of December 31,
	2017	2016
	(millions of euros)
Non-current portion	1,862	1,832
Current portion	6	6

Total carrying amount	1,868	1,838
Fair value adjustment and measurement at amortized cost	132	162

Total nominal repayment amount	2,000	2,000

Summary of Bonds Issued

The following table lists the bonds issued by companies of the TIM Group, by issuing company, expressed at the nominal repayment amount, net of bond repurchases, and also at market value:

Currency	Amount (millions)	Nominal repayment amount (millions of euros)	Coupon	Issue date	Maturity date	Issue price (%)	Market price as of December 31, 2017 (%)	Market value as of December 31, 2017 (millions of euros)
Bonds issued by TIM S.p.A.
Euro	592.9	593	4.750%	5/25/11	5/25/18	99.889	101.905	604
Euro	581.9	582	6.125%	6/15/12	12/14/18	99.737	105.768	615
Euro	832.4	832	5.375%	1/29/04	1/29/19	99.070	105.653	879
GBP	850.0	958	6.375%	6/24/04	6/24/19	98.850	107.457	1,029
Euro	719.5	719	4.000%	12/21/12	1/21/20	99.184	107.671	775
Euro	547.5	547	4.875%	9/25/13	9/25/20	98.966	112.218	614
Euro	563.6	564	4.500%	1/23/14	1/25/21	99.447	112.283	633
Euro	(b)203.5	204	6 month Euribor (base 365)	01/01/02	01/01/22	100	100.000	204
Euro	883.9	884	5.250%	02/10/10	02/10/22	99.295	117.798	1,041
Euro	(c)2,000	2,000	1.125%	3/26/15	3/26/22	100	100.347	2,007
Euro	1,000	1,000	3.250%	1/16/15	1/16/23	99.446	109.909	1,099
GBP	375.0	423	5.875%	5/19/06	5/19/23	99.622	117.038	495
Euro	1,000	1,000	2.500%	1/19/17	7/19/23	99.288	105.789	1,058
Euro	750	750	3.625%	1/20/16	1/19/24	99.632	111.698	838
USD	1,500	1,251	5.303%	5/30/14	5/30/24	100	107.369	1,343
Euro	1,000	1,000	3.000%	9/30/16	9/30/25	99.806	107.199	1,072
Euro	1,000	1,000	3.625%	5/25/16	5/25/26	100	112.068	1,121
Euro	1,250	1,250	2.375%	10/12/17	10/12/27	99.185	100.079	1,251
Euro	670	670	5.250%	03/17/05	03/17/55	99.667	117.022	784

Sub-Total		16,227						17,462

Bonds issued by Telecom Italia Finance S.A. and guaranteed by TIM S.p.A.
Euro	1,015	1,015	7.750%	01/24/03	01/24/33	(a)109.646	154.113	1,564

Sub-Total		1,015						1,564

Bonds issued by Telecom Italia Capital S.A. and guaranteed by TIM S.p.A.
USD	(d)676.6	564	6.999%	06/04/08	06/04/18	100	101.673	574
USD	(d)759.7	633	7.175%	06/18/09	06/18/19	100	106.399	674
USD	1,000	834	6.375%	10/29/03	11/15/33	99.558	116.568	972
USD	1,000	834	6.000%	10/06/04	09/30/34	99.081	111.781	932
USD	1,000	834	7.200%	07/18/06	07/18/36	99.440	124.700	1,040
USD	1,000	834	7.721%	06/04/08	06/04/38	100	129.801	1,082

Sub-Total		4,533						5,274

Total		21,775						24,300

(a)	Weighted average issue price for bonds issued with more than one tranche.

(b)	Reserved for employees.

(c)	Bond convertible into newly-issued TIM S.p.A. ordinary treasury shares.

(d)	Net of the securities bought back by TIM S.p.A. on July 20, 2015.

Summary of Changes in Bonds

The following table lists the changes in bonds during 2017:

New issues	Currency	Amount (millions of original currency)	Issue date
Telecom Italia S.p.A. 1,000 million euros 2.500% maturing 07/19/2023	Euro	1,000	01/19/2017
Telecom Italia S.p.A. 1,250 million euros 2.375% maturing 10/12/2027	Euro	1,250	10/12/2017

Repayments	Currency	Amount (millions of original currency)	Repayment date
Telecom Italia S.p.A. 545 million euros 7.000%(1)	Euro	545	01/20/2017
Telecom Italia S.p.A. 628 million euros 4.500%(2)	Euro	628	09/20/2017
Telecom Italia S.p.A. 750 million GBP 7.375%	GBP	750	12/15/2017

(1)	Net of buybacks by the Company of 455 million euros during 2015.

(2)	Net of buybacks by the Company of 372 million euros during 2015.

Summary of Composition and Drawdown of Committed Credit Lines Available

The following table shows the composition and the drawdown of the committed credit lines available at December 31, 2017:

	As of December 31,
	2017		2016
	Agreed	Drawn down	Agreed	Drawn down
	(billions of euros)
Revolving Credit Facility—expiring May 2019	4.00		4.00
Revolving Credit Facility—expiring March 2020	3.00		3.00

Total	7.00	—	7.00	—

Summary of Three Rating Agencies-standard & Poor's, Moody's and Fitch Ratings-rated Tim

At December 31, 2017, the three rating agencies—Standard & Poor’s, Moody’s and Fitch Ratings—rated TIM as follows:

	Rating	Outlook
STANDARD &POOR’S	BB+	Positive
MOODY’S	Ba1	Stable
FITCH RATINGS	BBB-	Stable

Summary of Non-current and Current Financial Liabilities

Additional cash flow information required by IAS 7.

			Cash transactions		Non cash transactions
		As of December 31, 2016	Receipts and/or issues	Payments and/or reimbursements	Exchange rate difference	Fair value changes	Other changes	As of December 31, 2017
		(millions of euros)
Financial payables (medium/long-term):
Bonds		21,126	2,250	(2,023)	(873)	(107)	(39)	20,334
Convertible Bonds		1,838					30	1,868
Amounts due to banks		6,038	324	(1,145)	(219)		82	5,080
Other financial payables		319		(111)	(18)		(15)	175

	(a)	29,321	2,574	(3,279)	(1,110)	(107)	58	27,457
of which short term		3,185		(3,258)	(153)	(25)	3,768	3,517
Finance lease liabilities (medium/long-term)		2,636	56	(147)	(65)		(50)	2,430

	(b)	2,636	56	(147)	(65)	—	(50)	2,430
of which short term		192		(147)	(4)		140	181
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature		1,945			165	(128)	3	1,985
Non-hedging derivatives		24			(9)		(6)	9
Other liabilities

	(c)	1,969	—	—	156	(128)	(3)	1,994
of which short term		80			(4)	(2)	1	75
Financial payables (short-term):
Amounts due to banks		495					406	901
Other financial payables		104					(22)	82

	(d)	599	—	—	—	—	384	983
Financial liabilities directly associated with Discontinued operations/Non-current assets held for sale								—

	(e)	—	—	—	—	—	—	—
Total Financial liabilities (Gross financial debt)	(f=a+b+ c+d+e)	34,525	2,630	(3,426)	(1,019)	(235)	389	32,864

Hedging derivatives relating to hedged items classified as current and non-current assets/liabilities of a financial nature	(g)	2,682			(768)	(180)	21	1,755
Non hedging derivatives	(h)	67			(42)	(3)		22

Total	(i=f-g-h)	31,776	2,630	(3,426)	(209)	(52)	368	31,087